Property, plant and equipment, net	12 Months Ended
Dec. 31, 2021
Disclosure of Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 14. Property, plant and equipment, net

Cost	Land and buildings	Machinery and equipment, furniture and fixtures	Projects in progress	Other [1]	Total
Balance as of January 1, 2020	28,111	69,511	8,444	8,537	114,603
Additions	32	1,419	5,118	1,130	7,699
Disposals	(274)	(527)	—	(55)	(856)
Effect of exchange differences in foreign currency	(1,567)	(4,159)	(272)	(157)	(6,155)
Reclassification between categories	517	3,420	(3,960)	23	—
Balance as of December 31, 2020	26,819	69,664	9,330	9,478	115,291
Additions	487	4,764	10,019	167	15,437
Disposals	(289)	(350)	—	(15)	(654)
Effect of exchange differences in foreign currency	(1,180)	(8,930)	(1,130)	(515)	(11,755)
Reclassifications and others	4,482	6,518	(7,578)	(5,087)	(1,665)
Balance as of December 31, 2021	30,319	71,666	10,641	4,028	116,654

Accumulated depreciation	Land and buildings	Machinery and equipment, furniture and fixtures	Projects in progress	Other [1]	Total
Balance as of January 1, 2020	7,323	29,011	—	3,354	39,688
Disposals	—	(82)	—	(7)	(89)
Depreciation expense	861	4,061	—	978	5,900
Effect of exchange differences in foreign currency	(113)	(366)	—	(64)	(543)
Balance as of December 31, 2020	8,071	32,624	—	4,261	44,956
Disposals	(70)	(91)	—	(16)	(177)
Depreciation expense	871	4,653	—	548	6,072
Effect of exchange differences in foreign currency	(328)	(3,743)	—	(472)	(4,543)
Reclassifications and others	(907)	(587)	—	(798)	(2,292)
Balance as of December 31, 2021	7,637	32,856	—	3,523	44,016

As of December 31, 2020
Net book value	18,748	37,040	9,330	5,217	70,335
As of December 31, 2021
Net book value	22,682	38,810	10,641	505	72,638

[1]	Other’ includes computer equipment and other office furniture and equipment.

As of December 31, 2021, depreciation expense was recognized as follows: $4,382 within cost of goods sold (2020: $3,661), for manufacturing costs, and $1,690 (2020: $2,239) within administrative expense.

The Group pledged $83,432 (2020: $125,058) of freehold land and buildings for collateral for its financial obligations.

Financial Commitments

As of year-end 2021, the Group has commitments to acquire capital expenditures for $3,585 (2020: $4,832).

Asset Acquisition of a Pharmaceutical Production Facility

On November 5, 2021, Procaps Group entered into an asset purchase agreement to acquire an 86,000 sq. ft. pharmaceutical production facility. The purchase price allocated to property, plant and equipment based on the estimated fair value of the assets acquired at the date of acquisition was $1,487. On the Closing Date, December 31, 2021, Procaps paid the amount corresponding to the 50% of the Purchase Price and the remaining 50% will be paid at December 31, 2023. Please refer to Note 26.2. Asset acquisition - Pharmaceutical production facility.